Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the CD&A.

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO				Value of Initial Fixed $100 Investment Based on:
Year	Barry[1]	Moster[1]	Barry[2]	Moster[2]	Average Summary Compen- sation Table Total for Non-PEO NEOs[3]	Average Compen- sation Actually Paid to Non-PEO NEOs[4]	Total Share- holder Return[5]	Peer Group Total Share- holder Return[6]	Net Income (in millions)[7]	Adjusted EBITDA (in millions)[8]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	5,372,361	—	3,851,719	—	782,745	437,261	93.12	73.94	22.7	105.9

2024	3,706,721	6,853,062	4,145,905	9,177,170	1,950,150	1,642,314	117.53	98.27	368.5	198.1

2023	—	6,987,373	—	10,380,281	1,657,102	2,439,012	100.08	93.54	16.0	148.3

2022	—	6,289,986	—	2,262,720	2,056,095	(383,561)	67.43	77.31	23.2	118.8

2021	—	6,338,525	—	6,499,595	1,125,285	1,614,890	118.30	97.09	(92.7)	6.3

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Barry (who served as our principal executive officer (“PEO”) in 2025 and 2024) and Moster (who served as our PEO in 2024, 2023, 2022, and 2021) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Barry and Moster, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Barry and/or Moster during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barry’s total compensation for 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO

Barry 2025	5,372,361	(3,723,854)	2,203,212	3,851,719

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
(b)
The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that were granted and vested in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value from End of Prior Year to the End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

Barry 2025	2,660,980	(442,409)	—	(15,359)	—	—	2,203,212

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Barry for 2025 and 2024 and Mr. Moster for 2021 through 2024) (the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Michael “Bo” Heitz, Ellen M. Ingersoll, Samuel Auck, Michael L. Bosco, Leslie S. Striedel, and Catherine Tang; (ii) for 2024, Ellen M. Ingersoll, Leslie S. Striedel, Derek P. Linde, and Jeffrey A. Stelmach; (iii) for 2023 and 2022, Ellen M. Ingersoll, David W. Barry, Derek P. Linde, and Jeffrey A. Stelmach; and (iv) for 2021, Ellen M. Ingersoll, David W. Barry, Derek P. Linde, and Leslie S. Striedel.
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2025 to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs(b)

2025	782,745	(255,591)	(89,893)	437,261

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments

2025	179,614	(175,934)	—	(93,573)	—	—	(89,893)

(b)
The average “compensation actually paid” to the Non-PEO NEOs as a group does not reflect any adjustments attributable to “service cost” or “prior service cost” for any defined benefit pension plans reported in the Summary Compensation Table for each applicable year. Ms. Ingersoll was the only NEO who participated in a defined benefit pension plan in each covered year. However, the benefits under such plan are frozen and there is no “service cost” or “prior service cost” to report with respect thereto. As such, the amount reported with respect to such benefit in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year is reflected in the average Summary Compensation Table “Total” and has not been adjusted.

5.
Represents Pursuit’s cumulative total shareholder return (“TSR”) per $100 invested from December 31, 2020, through December 31 of each of the respective years shown, calculated in accordance with Item 201(e) of Regulation S-K.
6.
Represents the peer group’s cumulative TSR per $100 invested from December 31, 2020, through December 31 of each of the respective years shown (with dividends reinvested, as applicable). The peer group used for this purpose is the S&P SmallCap 600 Hotels, Restaurants & Leisure index, of which Pursuit is a constituent, which is one of the peer groups used for the performance graph included in our 2025 Form 10-K as required under Regulation S-K Item 201(e)(1)(ii).
7.
Represents net income (loss) attributable to Pursuit as reported in the Company’s audited financial statements for the applicable year.
8.
For 2025, represents Adjusted EBITDA, the company-selected measure used for determining our MIP achievement as described in the “Short-Term (Annual) Incentives” section of the CD&A. In December 2024, we completed the GES Sale, whereby Pursuit, which was previously a business segment within Viad, became a standalone attractions and hospitality company. Although Viad historically calculated and presented a segment Adjusted EBITDA measure for Pursuit, such measure did not account for, nor is the Company able to ascertain, the corporate and other overhead costs attributable to Pursuit’s operation as a standalone public company. As a result, it is impracticable to calculate the corresponding Adjusted EBITDA metric for 2020 through 2024 and, for those years, we have instead presented EBITDA, a measure previously used in our MIP that we chose as our company-selected measure prior to 2025. EBITDA is a non-GAAP financial measure and means earnings from continuing operations before interest expense and interest income, income taxes, depreciation, amortization, restructuring charges, impairment losses and recoveries, and income/loss attributable to non-controlling interests. EBITDA excludes specific items that were identified at the beginning of the plan cycle, certain items that are of a non-operating nature, and other items for which management did not want to create an incentive, including acquisition transaction-related and integration expenses, the results of any acquisitions that were not contemplated in the plan, and certain other specified items.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Barry and Moster, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Barry and/or Moster during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barry’s total compensation for 2025 to determine the compensation actually paid:
3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Barry for 2025 and 2024 and Mr. Moster for 2021 through 2024) (the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Michael “Bo” Heitz, Ellen M. Ingersoll, Samuel Auck, Michael L. Bosco, Leslie S. Striedel, and Catherine Tang; (ii) for 2024, Ellen M. Ingersoll, Leslie S. Striedel, Derek P. Linde, and Jeffrey A. Stelmach; (iii) for 2023 and 2022, Ellen M. Ingersoll, David W. Barry, Derek P. Linde, and Jeffrey A. Stelmach; and (iv) for 2021, Ellen M. Ingersoll, David W. Barry, Derek P. Linde, and Leslie S. Striedel.

Peer Group Issuers, Footnote
6.
Represents the peer group’s cumulative TSR per $100 invested from December 31, 2020, through December 31 of each of the respective years shown (with dividends reinvested, as applicable). The peer group used for this purpose is the S&P SmallCap 600 Hotels, Restaurants & Leisure index, of which Pursuit is a constituent, which is one of the peer groups used for the performance graph included in our 2025 Form 10-K as required under Regulation S-K Item 201(e)(1)(ii).

Adjustment To PEO Compensation, Footnote
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Barry and Moster, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Barry and/or Moster during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barry’s total compensation for 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO

Barry 2025	5,372,361	(3,723,854)	2,203,212	3,851,719

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
(b)
The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that were granted and vested in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value from End of Prior Year to the End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

Barry 2025	2,660,980	(442,409)	—	(15,359)	—	—	2,203,212

Non-PEO NEO Average Total Compensation Amount	$ 782,745	$ 1,950,150	$ 1,657,102	$ 2,056,095	$ 1,125,285
Non-PEO NEO Average Compensation Actually Paid Amount	$ 437,261	1,642,314	2,439,012	(383,561)	1,614,890
Adjustment to Non-PEO NEO Compensation Footnote
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2025 to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs(b)

2025	782,745	(255,591)	(89,893)	437,261

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments

2025	179,614	(175,934)	—	(93,573)	—	—	(89,893)

(b)
The average “compensation actually paid” to the Non-PEO NEOs as a group does not reflect any adjustments attributable to “service cost” or “prior service cost” for any defined benefit pension plans reported in the Summary Compensation Table for each applicable year. Ms. Ingersoll was the only NEO who participated in a defined benefit pension plan in each covered year. However, the benefits under such plan are frozen and there is no “service cost” or “prior service cost” to report with respect thereto. As such, the amount reported with respect to such benefit in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year is reflected in the average Summary Compensation Table “Total” and has not been adjusted.

Compensation Actually Paid vs. Total Shareholder Return

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs setting forth relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA*
Total Shareholder Return Vs Peer Group

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs setting forth relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and TSR

Tabular List, Table

Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are (in no particular order):

Adjusted EBITDA

Relative TSR

Total Shareholder Return Amount	$ 93.12	117.53	100.08	67.43	118.3
Peer Group Total Shareholder Return Amount	73.94	98.27	93.54	77.31	97.09
Net Income (Loss)	$ 22,700,000	$ 368,500,000	$ 16,000,000	$ 23,200,000	$ (92,700,000)
Company Selected Measure Amount	105,900,000	198,100,000	148,300,000	118,800,000	6,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
8.
For 2025, represents Adjusted EBITDA, the company-selected measure used for determining our MIP achievement as described in the “Short-Term (Annual) Incentives” section of the CD&A. In December 2024, we completed the GES Sale, whereby Pursuit, which was previously a business segment within Viad, became a standalone attractions and hospitality company. Although Viad historically calculated and presented a segment Adjusted EBITDA measure for Pursuit, such measure did not account for, nor is the Company able to ascertain, the corporate and other overhead costs attributable to Pursuit’s operation as a standalone public company. As a result, it is impracticable to calculate the corresponding Adjusted EBITDA metric for 2020 through 2024 and, for those years, we have instead presented EBITDA, a measure previously used in our MIP that we chose as our company-selected measure prior to 2025. EBITDA is a non-GAAP financial measure and means earnings from continuing operations before interest expense and interest income, income taxes, depreciation, amortization, restructuring charges, impairment losses and recoveries, and income/loss attributable to non-controlling interests. EBITDA excludes specific items that were identified at the beginning of the plan cycle, certain items that are of a non-operating nature, and other items for which management did not want to create an incentive, including acquisition transaction-related and integration expenses, the results of any acquisitions that were not contemplated in the plan, and certain other specified items.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Barry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,372,361	$ 3,706,721	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 3,851,719	$ 4,145,905	0	0	0
PEO Name	Messrs. Barry	Messrs. Barry
Moster [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 6,853,062	6,987,373	6,289,986	6,338,525
PEO Actually Paid Compensation Amount	0	$ 9,177,170	$ 10,380,281	$ 2,262,720	$ 6,499,595
PEO Name		Moster	Moster	Moster	Moster
PEO | Barry [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,723,854)
PEO | Barry [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,203,212
PEO | Barry [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,660,980
PEO | Barry [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(442,409)
PEO | Barry [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barry [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,359)
PEO | Barry [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barry [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,591)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,893)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,614
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,934)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,573)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0